Summary of Significant Accounting Policies - Potentially diluted shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Potentially diluted shares
Total	2,926,547	2,779,447
Share purchase options
Potentially diluted shares
Total	1,945,650	2,497,150
Shares units
Potentially diluted shares
Total	780,897	82,297
Warrants
Potentially diluted shares
Total	200,000	200,000